Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2018
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2018	2017	2016
(In thousands)
Stock-based compensation expense, included in SG&A	$25,440	$32,541	$31,287
Stock-based compensation expense, included in restructuring expense	2,136	-	-
Total stock-based compensation cost	27,576	32,541	31,287
Income tax (benefit)	(7,178)	(10,159)	(9,184)
Total stock-based compensation cost, net of tax	$20,398	$22,382	$22,103

Summary of Weighted-Average Assumptions Related to SARs Grants

The following is a summary of our weighted-average assumptions related to SARs grants made during the last three fiscal years:

Year Ended May 31,	2018	2017	2016
Risk-free interest rate	2.2%	1.5%	2.2%
Expected life of option	7.0 yrs	7.0 yrs	7.0 yrs
Expected dividend yield	2.2%	2.2%	2.2%
Expected volatility rate	26.2%	25.7%	25.6%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2018:

	2018
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1, 2017	$38.77	3,055
Options granted	55.19	540
Options exercised	23.65	(388)
Balance at May 31, 2018	43.36	3,207
Exercisable at May 31, 2018	$37.74	1,865

SARs	2018	2017	2016
(In millions, except per share amounts)
Weighted-average grant-date fair value per SAR	$12.90	$10.90	$10.73
Intrinsic value of options exercised	$11.10	$26.50	$22.30
Tax benefit from options exercised	$3.40	$9.70	$8.10
Fair value of SARS vested	$6.50	$4.60	$4.00

Directors Equity Incentive Plan 2003
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2018:

	Weighted-Average
	Grant-Date
	Fair Value	2018
(Shares in thousands)
Balance at June 1, 2017	$45.92	70
Shares granted to directors	51.63	24
Shares vested	44.41	(27)
Balance at May 31, 2018	$48.56	67

2007 Plan and 2014 Omnibus Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth such awards for the year ended May 31, 2018:

	Weighted-Average
	Grant-Date
	Fair Value	2018
(Shares in thousands)
Balance at June 1, 2017	$25.04	802
Shares granted	55.19	37
Shares forfeited	24.79	(11)
Shares exercised	26.22	(126)
Balance at May 31, 2018	$26.42	702

Performance Earned Restricted Stock Awards
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2018:

	Weighted-Average
	Grant-Date
	Fair Value	2018
(Shares in thousands)
Balance at June 1, 2017	$47.02	1,414
Shares granted	52.26	201
Shares forfeited	48.39	(28)
Shares vested	45.13	(540)
Balance at May 31, 2018	$48.97	1,047

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2018:

	Weighted-Average
	Grant-Date Fair	Number of
(Shares in thousands)	Value	Shares
Balance at June 1, 2017	$43.32	2,300
Granted	52.62	262
Vested	40.21	(745)
Forfeited	43.71	(62)
Balance at May 31, 2018	$45.85	1,755